Northern Lights Fund Trust

Grant Park Managed Futures Strategy Fund

Incorporated herein by reference is the definitive version of the supplement for the Grant Park Managed Futures Strategy Fund filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on February 13, 2015 (SEC Accession No. 0001580642-15-000704).